Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of derivative warrant liabilities	$ 925	$ 5,041	$ 169,836	$ 67,155